April 6, 2021 VIA EDGAR	Jason L. Bradshaw Sr. Compliance Consultant
U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549	8300 Mills Civic Parkway West Des Moines, Iowa 50266-1071 Phone: (312) 648-7600 ext.27878 Email:jbradshaw@sfgmembers.com

Re: Midland National Life Insurance Company (the “Company”)

Registration Statement on Form N-4 (“Registration Statement”)

Commissioners:

Enclosed for filing under the Securities Act of 1933 please find a copy of a Registration Statement on Form N-4, registering a an index-linked variable annuity contract.

The Midland National Life Separate Account C (“Separate Account “) has previously been registered as a unit investment trust under the Investment Company Act of 1940 (File Number 811-07772) in connection with other variable annuity products.

As soon as practicable prior to the effective date of the Registration Statement, the Company will amend the Registration Statement to include:

•	year-end audited financial statements or unaudited stub financials of the Company, whichever is applicable,

•	any exhibits required by Form N-4 that have not yet been filed, and

•	any disclosure changes made in response to Commission staff comments.

While we have conformed the registration statement to comply with the amendments adopted by the Commission to Form N-4 on March 11, 2020 (see Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765), we have not included an Initial Summary Prospectus (“ISP”) as an exhibit. For various administrative and business reasons, we do not intend to use an ISP at the launch of this contract. However, we may, in the future, after making the necessary filing, opt to implement a summary prospectus framework for the variable annuity features of the contract. We understand the staff has expressed some concerns with using an ISP in connection with “combination” contracts. Our decision not to launch using an ISP is in no way intended to suggest that we believe a summary prospectus framework does not work in the context of a registered index-linked contract.

We look forward to working with you on this filing, and thank you in advance for your assistance.

Please direct any questions or comments concerning this submission to Brett Agnew at BAgnew@SFGMembers.com, Jason Bradshaw at JBradshaw@SFGMembers.com or Dodie Kent of Eversheds-Sutherland (US) LLP at 212-389-5080 or DodieKent@eversheds-sutherland.com.

Very truly yours,

/S/ Jason L Bradshaw

Jason L. Bradshaw

cc:	Brett L. Agnew, Esq. (Midland National® Life Insurance Company)

Dodie C. Kent, Esq. (Eversheds Sutherland (US) LLP)